Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net sales	$ 1,501,848	$ 1,417,536	$ 1,337,991
Cost of sales	500,888	494,975	493,338
Gross profit	1,000,960	922,561	844,653
Operating expenses:
Research and development	161,852	154,084	149,841
Sales and marketing	392,281	375,562	376,321
General and administrative, restructuring, integration and other, net	141,214	200,098	180,573
Acquisition-related intangible amortization	39,032	39,398	39,091
Total operating expenses	734,379	769,142	745,826
Income from operations	266,581	153,419	98,827
Other income (expense):
Interest income	20,851	10,645	6,776
Interest expense	(67,293)	(49,685)	(39,022)
Other income (expense), net	5,598	(4)	(9,673)
Total other expense, net	(40,844)	(39,044)	(41,919)
Income before income taxes	225,737	114,375	56,908
Income taxes	35,357	73,981	(23,395)
Net income	190,380	40,394	80,303
Net loss attributable to noncontrolling interest	0	0	(101)
Net income attributable to the owners of QIAGEN N.V.	$ 190,380	$ 40,394	$ 80,404
Basic net income per common share attributable to the owners of QIAGEN N.V. (in USD per share)	$ 0.84	$ 0.18	$ 0.34
Diluted net income per common share attributable to the owners of QIAGEN N.V. (in USD per share)	$ 0.82	$ 0.17	$ 0.34
Weighted-average common shares outstanding
Basic (in shares)	226,640	228,074	234,800
Diluted (in shares)	233,456	233,009	238,993